Financial risk management - Reconciliation of the Group's cash net of debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Non-current borrowings	€ 25,222	€ 32,381
Current borrowings	158,540	35,720
Bank overdrafts		280
Debt	183,762	68,381
Cash and cash equivalents	(18,043)	(28,130)
Debt net of cash	€ (165,719)	€ (40,251)